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Oppenheimer Money Market Fund, Inc.
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6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated November 28, 2001, revised July 30, 2002

         This Statement of Additional  Information is not a Prospectus.  This document contains  additional  information about the Fund and supplements  information in the Prospectus  dated November 28, 2001. It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's Transfer Agent,  OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, by calling the
Transfer  Agent  at  the  toll-free  number  shown  above,  or  by  downloading  it  from  the  OppenheimerFunds  Internet  website  at
www.oppenheimerfunds.com.

Contents
                                                                                                            Page
About the Fund

About Your Account

Financial Information About the Fund

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A B O U T   T H E   F U N D
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Additional Information About the Fund's Investment Policies and Risks

The  investment  objective  and the  principal  investment  policies of the Fund are  described in the  Prospectus.  This  Statement of
Additional  Information contains  supplemental  information about those policies and the types of securities that the Fund's investment
Manager,  OppenheimerFunds,  Inc., will select for the Fund.  Additional  explanations  are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's  objective is to seek the maximum  current  income that is consistent  with  stability of principal.  The Fund will not make  investments  with the objective of seeking  capital  growth.  However,  the value of the securities held by the Fund may be affected by changes in general  interest rates.  Because the current value of debt securities  varies inversely with changes in prevailing  interest  rates,  if interest rates  increase  after a security is purchased,  that security would normally decline in value.  Conversely,  if interest  rates  decrease  after a security is  purchased,  its value  would  rise.  However,  those fluctuations  in value will not  generally  result in realized  gains or losses to the Fund since the Fund does not  usually  intend to dispose of securities  prior to their  maturity.  A debt security held to maturity is redeemable by its issuer at full principal  value plus accrued interest.

         The Fund may sell  securities  prior to their  maturity,  to attempt to take  advantage of short-term  market  variations,  or because of a revised  credit  evaluation  of the issuer or other  considerations.  The Fund may also do so to generate  cash to satisfy redemptions of Fund shares.  In such cases, the Fund may realize a capital gain or loss on the security.

         Ratings of Securities -- Portfolio  Quality,  Maturity and  Diversification.  Under Rule 2a-7 of the Investment Company Act of
1940 (the "Investment  Company Act") the Fund uses the amortized cost method to value its portfolio  securities to determine the Fund's net asset  value per share.  Rule 2a-7  places  restrictions  on a money  market  fund's  investments.  Under  that Rule,  the Fund may purchase only those  securities that the Manager,  under  Board-approved  procedures,  has determined have minimal credit risks and are
"Eligible  Securities." The rating restrictions  described in the Prospectus and this Statement of Additional  Information do not apply to banks in which the Fund's cash is kept.

         An  "Eligible  Security"  is one  that has  been  rated in one of the two  highest  short-term  rating  categories  by any two
"nationally-recognized  statistical  rating  organizations."  That term is  defined  in Rule 2a-7 and they are  referred  to as "Rating
Organizations"  in this Statement of Additional  Information.  If only one Rating  Organization  has rated that security,  it must have been  rated in one of the two  highest  rating  categories  by that  Rating  Organization.  An unrated  security  that is judged by the
Manager,  subject to review by the Fund's  Board of  Directors,  to be of  comparable  quality to Eligible  Securities  rated by Rating
Organizations may also be an "Eligible Security."

         Rule 2a-7 permits the Fund to purchase any number of "First Tier  Securities."  These are Eligible  Securities  that have been rated in the  highest  rating  category  for  short-term  debt  obligations  by at least two Rating  Organizations.  If only one Rating
Organization  has rated a particular  security,  it must have been rated in the highest  rating  category by that Rating  Organization.
Comparable unrated securities may also be First Tier Securities.

         Under Rule 2a-7,  the Fund may  invest  only up to 5% of its total  assets in "Second  Tier  Securities."  Those are  Eligible
Securities that are not "First Tier Securities."  In addition, the Fund may not invest more than:
         o    5% of its  total  assets  in the  securities  of any one  issuer  (other  than  the  U.S.  government,  its  agencies  or instrumentalities) or
         o    1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer.

         Under Rule 2a-7,  the Fund must  maintain a  dollar-weighted  average  portfolio  maturity  of not more than 90 days,  and the maturity of any single  portfolio  investment may not exceed 397 days.  The Board  regularly  reviews  reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

         If a security's  rating is  downgraded,  the Manager  and/or the Board may have to reassess the  security's  credit risk. If a security has ceased to be a First Tier Security,  the Manager will promptly reassess whether the security  continues to present minimal credit risk. If the Manager  becomes aware that any Rating  Organization  has  downgraded its rating of a Second Tier Security or rated an unrated  security below its second highest  rating  category,  the Fund's Board of Directors  shall  promptly  reassess  whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

         If the Fund disposes of the security within five days of the Manager  learning of the downgrade,  the Manager will provide the
Board with subsequent notice of such downgrade.  If a security is in default,  or ceases to be an Eligible  Security,  or is determined no longer to present  minimal credit risks,  the Board must determine  whether it would be in the best interests of the Fund to dispose of the security.

         The Rating  Organizations  currently  designated as  nationally-recognized  statistical rating organizations by the Securities and Exchange  Commission are Standard & Poor's, a division of the McGraw Hill Companies,  Moody's  Investors  Service,  Inc. and Fitch,
Inc.  Appendix  A to this  Statement  of  Additional  Information  contains  descriptions  of the  rating  categories  of those  Rating
Organizations.  Ratings at the time of purchase will determine  whether  securities may be acquired  under the  restrictions  described above.

         U.S.  Government  Securities.  U.S.  government  Securities are obligations issued or guaranteed by the U.S. Government or its agencies or  instrumentalities.  They include  Treasury  Bills (which  mature within one year of the date they are issued) and Treasury
Notes and Bonds  (which are issued with longer  maturities).  All  Treasury  securities  are backed by the full faith and credit of the
United States.

         U.S.  government  agencies and  instrumentalities  that issue or  guarantee  securities  include,  but are not limited to, the
Federal Housing Administration,  Farmers Home Administration,  Export-Import Bank of the United States, Small Business  Administration,
Government National Mortgage  Association,  General Services  Administration,  Bank for Cooperatives,  Federal Home Loan Banks, Federal
Home Loan Mortgage Corporation,  Federal Intermediate Credit Banks, Federal Land Banks, Maritime  Administration,  the Tennessee Valley
Authority and the District of Columbia Armory Board.

         Securities  issued or guaranteed by U.S.  government  agencies and  instrumentalities  are not always backed by the full faith and credit of the United States.  Some, such as securities  issued by the Federal  National  Mortgage  Association  ("Fannie Mae"), are
backed by the right of the agency or  instrumentality  to borrow from the Treasury.  Others,  such as securities  issued by the Federal
Home Loan Mortgage  Corporation  ("Freddie Mac"), are supported only by the credit of the instrumentality  and not by the Treasury.  If the  securities are not backed by the full faith and credit of the United  States,  the purchaser  must look  principally to the agency issuing  the  obligation  for  repayment  and may not be able to assert a claim  against  the United  States if the  issuing  agency or instrumentality does not meet its commitment.

         Among the U.S.  government  Securities  that may be  purchased  by the Fund are  "mortgage-backed  securities"  of Fannie Mae,
Government  National  Mortgage  Association  ("Ginnie  Mae") and Freddie Mac.  Timely  payment of principal  and interest on Ginnie Mae pass-throughs  is  guaranteed  by  the  full  faith  and  credit  of  the  United  States.  These  mortgage-backed  securities  include
"pass-through"  securities and  "participation  certificates."  Both types of securities are similar,  in that they represent  pools of mortgages  that are  assembled  by a vendor  who sells  interests  in the pool.  Payments  of  principal  and  interest  by  individual mortgagors  are  "passed  through"  to the  holders of the  interests  in the pool.  Another  type of  mortgage-backed  security is the
"collateralized mortgage obligation."  It is similar to a conventional bond and is secured by groups of individual mortgages.

         Time Deposits and Other Bank  Obligations.  The types of "banks" whose securities the Fund may buy include  commercial  banks, savings banks, and savings and loan  associations,  which may or may not be members of the Federal Deposit Insurance  Corporation.  The
Fund may also buy securities of "foreign banks" that are:
         o    foreign branches of U.S. banks ( which may be issuers of "Eurodollar" money market instruments),
         o U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
         o foreign branches of foreign banks.

          The Fund may invest in fixed time deposits.  These are  non-negotiable  deposits in a bank for a specified  period of time at a stated  interest  rate.  They may or may not be subject to withdrawal  penalties.  However,  the Fund's  investments in time deposits that are subject to penalties  (other than time  deposits  maturing in less than 7 days) are subject to the 10%  investment  limitation for investing in illiquid securities, set forth in "Illiquid and Restricted Securities" in the Prospectus.

         The Fund will buy bank  obligations  only from a domestic  bank with total  assets of at least $2.0  billion or from a foreign bank with total assets of at least $30.0 billion.  Those asset requirements apply only at the time the obligations are acquired.

         Insured  Bank  Obligations.  The Federal  Deposit  Insurance  Corporation  insures the  deposits of banks and savings and loan associations up to $100,000 per investor.  Within the limits set forth in the Prospectus,  the Fund may purchase bank  obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal,  these  investments  must  currently be limited to $100,000 per bank. If the principal  amount and accrued interest  together exceed  $100,000,  then the accrued interest in excess of that $100,000 will not be insured.

         Bank Loan  Participation  Agreements.  The Fund may invest in bank loan  participation  agreements,  subject to the investment limitation  set forth in the  Prospectus  as to  investments  in illiquid  securities.  If the Fund invests in bank loan  participation agreements,  they are not expected to exceed 5% of the Fund's total assets.  Participation  agreements provide an undivided interest in a loan made by the bank issuing the participation  interest in the proportion that the buyer's  investment bears to the total principal amount of the loan.  Under this type of  arrangement,  the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus,  the Fund must look to the  creditworthiness  of the borrower,  which is obligated to make  payments of principal  and interest on the loan.  If the borrower  fails to pay  scheduled  principal or interest payments, the Fund may experience a reduction in income.

         Asset-Backed  Securities.  These  securities,  issued by trusts  and  special  purpose  corporations,  are  backed by pools of assets,  primarily  automobile  and  credit-card  receivables  and home equity loans.  They pass through the payments on the underlying obligations to the security  holders (less servicing fees paid to the originator or fees for any credit  enhancement).  The value of an asset-backed  security is affected by changes in the market's  perception of the asset backing the security,  the  creditworthiness  of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

         Payments of principal and interest passed through to holders of asset-backed  securities are typically  supported by some form of credit  enhancement,  such as a letter of credit,  surety bond,  limited guarantee by another entity or having a priority to certain of the  borrower's  other  securities.  The degree of credit  enhancement  varies,  and  generally  applies  to only a fraction  of the asset-backed  security's par value until  exhausted.  If the credit  enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any required  payments of principal  and interest are not made with respect to the  underlying  loans,  the Fund may experience losses or delays in receiving payment.

         The risks of investing in  asset-backed  securities are ultimately  dependent upon payment of consumer loans by the individual borrowers.  As a purchaser of an  asset-backed  security,  the Fund would  generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The  underlying  loans are subject to  prepayments,  which  shorten the weighted  average life of  asset-backed  securities  and may lower their  return,  in the same  manner as for  prepayments  of a pool of  mortgage  loans underlying mortgage-backed  securities.  However,  asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

         Repurchase Agreements.  In a repurchase  transaction,  the Fund acquires a security from, and simultaneously resells it to, an approved  vendor for delivery on an  agreed-upon  future date.  The resale price exceeds the purchase  price by an amount that reflects an  agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  An "approved  vendor" may be a U.S.  commercial  bank,  the U.S.  branch of a foreign  bank, or a  broker-dealer  which has been  designated a primary  dealer in government securities.  They must meet the credit requirements set by the Manager from time to time.

         The majority of these  transactions  run from day to day, and delivery  pursuant to the resale typically will occur within one to five days of the purchase.  The Fund will not enter into a repurchase  agreement  that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

         Repurchase  agreements are considered  "loans" under the Investment  Company Act,  collateralized by the underlying  security.
The Fund's repurchase  agreements  require that at all times while the repurchase  agreement is in effect,  the collateral's value must equal or exceed the  repurchase  price to fully  collateralize  the  repayment  obligation.  The  Manager  will  monitor  the  vendor's creditworthiness  to confirm that the vendor is  financially  sound and will monitor the  collateral's  value.  However,  if the vendor fails to pay the resale price on the delivery date,  the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do so.

Other Investment Strategies

         Floating  Rate/Variable  Rate  Obligations.  The Fund may invest in instruments with floating or variable  interest rates. The interest rate on a floating rate obligation is based on a stated  prevailing  market rate, such as a bank's prime rate, the 90-day U.S.
Treasury Bill rate, the rate of return on commercial  paper or bank  certificates of deposit,  or some other standard.  The rate on the investment is adjusted  automatically  each time the market rate is adjusted.  The interest rate on a variable rate  obligation is also based on a stated  prevailing  market  rate but is adjusted  automatically  at a  specified  interval  of not less than one year.  Some variable rate or floating rate  obligations in which the Fund may invest have a demand  feature  entitling the holder to demand payment of an amount  approximately  equal to the  amortized  cost of the  instrument or the principal  amount of the  instrument  plus accrued interest at any time,  or at  specified  intervals  not  exceeding  one year.  These notes may or may not be backed by bank  letters of credit.

         Variable rate demand notes may include master demand notes,  which are obligations that permit the Fund to invest  fluctuating amounts in a note.  The amount may change  daily  without  penalty,  pursuant  to direct  arrangements  between  the Fund,  as the note purchaser,  and the issuer of the note.  The  interest  rates on these notes  fluctuate  from time to time.  The issuer of this type of obligation  normally has a corresponding right in its discretion,  after a given period, to prepay the outstanding  principal amount of the obligation  plus accrued  interest.  The issuer must give a specified  number of days' notice to the holders of those  obligations.
Generally,  the changes in the interest  rate on those  securities  reduce the  fluctuation  in their market value.  As interest  rates decrease or increase,  the potential for capital  appreciation or depreciation is less than that for fixed-rate  obligations having the same maturity.

         Because these types of obligations are direct lending  arrangements  between the note purchaser and issuer of the note,  these instruments  generally  will not be  traded.  Generally,  there is no  established  secondary  market for these  types of  obligations, although  they are  redeemable  from the issuer at face  value.  Accordingly,  where  these  obligations  are not secured by letters of credit or other  credit  support  arrangements,  the Fund's  right to redeem them is dependent on the ability of the note issuer to pay principal  and interest on demand.  These types of  obligations  usually are not rated by credit rating  agencies.  The Fund may invest in  obligations  that are not rated only if the Manager  determines at the time of investment  that the  obligations  are of comparable quality to the other obligations in which the Fund may invest.  The Manager,  on behalf of the Fund, will monitor the  creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio on an ongoing basis.

              Loans of  Portfolio  Securities.  To attempt to  increase  its  income,  the Fund may lend its  portfolio  securities  to brokers,  dealers and other  financial  institutions.  These  loans are  limited to not more than 10% of the value of the Fund's  total assets and are subject to other conditions  described below.  There are some risks in lending  securities.  The Fund could experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovering  the loaned  securities.  The Fund presently does not intend to lend its  securities,  but if it does,  the value of  securities  loaned is not expected to exceed 5% of the Fund's total assets.

         The Fund may receive collateral for a loan. Under current applicable  regulatory  requirements  (which are subject to change), on each business day the loan  collateral  must be at least equal to the market value of the loaned  securities.  The  collateral  must consist of cash,  bank  letters of credit,  U.S.  government  securities  or other cash  equivalents  in which the Fund is permitted to invest.  To be  acceptable  as  collateral,  letters of credit must  obligate a bank to pay amounts  demanded by the Fund if the demand meets the terms of the letter.  Such terms and the issuing bank must be satisfactory to the Fund.

         When it lends securities,  the Fund receives from the borrower an amount equal to the interest paid or the dividends  declared on the loaned  securities  during the term of the loan.  It may also receive  negotiated  loan fees and the interest on the  collateral securities,  less any finders',  custodian,  administrative or other fees the Fund pays in connection with the loan. The Fund may share the interest it receives on the  collateral  securities  with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Directors.
         The Fund will not lend its portfolio  securities to any officer,  Director,  employee or affiliate of the Fund or its Manager.
The terms of the Fund's  loans must meet  certain  tests  under the  Internal  Revenue  Code and  permit the Fund to  reacquire  loaned securities on five business days notice or in time to vote on any important matter.

         Illiquid and  Restricted  Securities.  Under the policies and  procedures  established  by the Fund's Board of Directors,  the
Manager  determines  the  liquidity  of certain of the Fund's  investments.  Investments  may be illiquid  because of the absence of an active trading market, making it difficult
to value them or dispose of them promptly at an acceptable  price. A restricted  security is one that has a contractual  restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

         Illiquid  securities  the Fund can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity,  repurchase  agreements  maturing in more than seven days,  fixed time deposits  subject to withdrawal  penalties which mature in more than seven days, and other  securities  that cannot be sold freely due to legal or contractual  restrictions  on resale.
Contractual  restrictions on the resale of illiquid  securities  might prevent or delay their sale by the Fund at a time when such sale would be desirable.

         There are  restricted  securities  that are not illiquid  that the Fund can buy.  They  include  certain  master  demand notes redeemable  on demand,  and  short-term  corporate  debt  instruments  that are not related to current  transactions  of the issuer and therefore are not exempt from registration as commercial paper.  Illiquid  securities  include repurchase  agreements  maturing in more than 7 days, or certain participation interests other than those with puts exercisable within 7 days.

Investment Restrictions

         What Are "Fundamental  Policies?"  Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         o    67% or more of the shares present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o    more than 50% of the outstanding shares.

         The Fund's  investment  objective is a fundamental  policy.  Other  policies  described in the Prospectus or this Statement of
Additional  Information  are  "fundamental"  only  if  they  are  identified  as  such.  The  Fund's  Board  of  Directors  can  change non-fundamental  policies  without  shareholder  approval.  However,  significant  changes to investment  policies will be described in supplements  or  updates to the  Prospectus  or this  Statement  of  Additional  Information,  as  appropriate.  The  Fund's  principal investment policies are described in the Prospectus.

         Does the Fund Have Additional  Fundamental  Policies?  The following  investment  restrictions are fundamental policies of the
Fund as  contemplated by the Investment  Company Act. The  limitations of the following  policies may be changed to the extent that the corresponding policies of the Act are changed by amendment, exemptive or interpretive relief:

         o    The Fund cannot invest more than 5% of its total assets in securities  of any issuer  (except the U.S.  government or its agencies or instrumentalities).

         o    The Fund cannot concentrate  investments in any particular industry;  therefore the Fund will not purchase the securities of companies in any one industry if more than 25% of the value of the Fund's total assets would  consist of  securities of companies in that industry.  Except for obligations of foreign  branches of domestic  banks,  or obligations  issued or guaranteed by foreign banks, the Fund's  investments  in U.S.  government  securities  and bank  obligations  described in the  prospectus  are not included in this limitation.

         o The Fund cannot make loans,  except to the extent  permitted  under the  Investment  Company Act,  the rules or  regulations thereunder  or any  exemption  therefrom  that is applicable  to the Fund,  as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

         o The Fund may not borrow money,  except to the extent  permitted  under the Investment  Company Act, the rules or regulations thereunder  or any  exemption  therefrom  that is applicable  to the Fund,  as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

         o The Fund cannot  invest in  commodities  or  commodity  contracts  or invest in  interests  in oil,  gas,  or other  mineral exploration or mineral development programs.

         o    The Fund cannot invest in real estate.  However,  the Fund may purchase commercial paper issued by companies which invest in real estate or interests in real estate.

         o    The Fund cannot purchase securities on margin or make short sales of securities.

         o    The Fund cannot  invest in or hold  securities  of any issuer if those  officers and directors of the Fund or its advisor who beneficially  own individually  more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

         o    The Fund cannot underwrite securities of other companies.

         o The Fund cannot invest in securities of other investment companies.

         The Fund cannot issue "senior  securities," but this does not prohibit certain  investment  activities for which assets of the
Fund are designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.
Examples of those activities include

borrowing money, reverse repurchase agreements,  delayed-delivery and when-issued  arrangements for portfolio securities  transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         Unless the Prospectus or this Statement of Additional  Information states that a percentage  restriction applies on an ongoing basis,  it applies only at the time the Fund makes an investment.  The Fund need not sell  securities to meet the percentage  limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to  concentrate  its  investments  in  securities  of issuers,  the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Fund Is Managed

Organization  and History.  The Fund is a corporation  organized in Maryland in 1973.  The Fund is a diversified,  open-end  management investment company.

|X| Classes of Shares.  The Fund has a single  class of shares of stock.  While that class has no  designation,  it is deemed to be the equivalent  of Class A for the purposes of the  shareholder  account  policies that apply to Class A shares of the  Oppenheimer  Funds.
Shares  of the Fund  are  freely  transferable.  Each  share  has one vote at  shareholder  meetings,  with  fractional  shares  voting proportionally  on matters  submitted to a vote of shareholders.  There are no preemptive or conversion  rights and shares  participate equally in the assets of the Fund upon liquidation.

|X| Meetings of Shareholders.  As a Maryland  corporation,  the Fund is not required to hold, and does not plan to hold, regular annual meetings of  shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other  applicable law, or when a shareholder meeting is called by the Directors or upon proper request of the shareholders.

         The  Directors  will call a meeting of  shareholders  to vote on the  removal of a Director  upon the  written  request of the record holders of 10% of its outstanding  shares.  If the Directors  receive a request from at least 10 shareholders  stating that they wish to communicate with other  shareholders to request a meeting to remove a Director,  the Directors will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants'
expense.  The  shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting  at least 1% of the Fund's  outstanding  shares,  whichever is less.  The Directors may take such other action as is permitted under the Investment Company Act.

Board of Directors

         The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under
Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

         The Board of Directors has an Audit Committee, a Study Committee and a Proxy Committee.  The members of the Audit Committee are Kenneth Randall (Chairman), Benjamin Lipstein and Edward Regan.  The Audit Committee held four meetings during the Fund's fiscal year ended July 31, 2001. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures and controls and reviews reports of the
Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The members of the Study Committee are Benjamin Lipstein (Chairman), Robert Galli and Elizabeth Moynihan.  The Study
Committee held six meetings during the Fund's fiscal year ended July 31, 2001. The Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the Committee's charter.

         The members of the Proxy Committee are Edward Regan (Chairman), Russell Reynolds and Clayton Yeutter.  The Proxy Committee
held one meeting during the fiscal year ended July 31, 2001.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Directors and Officers of the Fund. The Fund's Directors and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed below.  Each of the
Directors, except Mr. Murphy, is an "Independent Director," as defined in the Investment Company Act.  Mr. Murphy is an "Interested
Director," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.  Mr. Murphy was elected as a Director of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a director of the Fund and the other Board I Funds for which he is a trustee or director. The information for the Directors also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares of the Board I Funds beneficially owned by the Director. All of the Directors are also trustees or directors of the following Oppenheimer funds (referred to as "Board
I Funds"):

Oppenheimer California Municipal Fund                     Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                     Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                      Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                       Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                                Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                          Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund                    Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                               Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                   Oppenheimer Special Value Fund
Oppenheimer Global Fund                                   Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                   Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                   Oppenheimer U.S. Government Trust

         In  addition  to being a trustee  or  director  of the Board I Funds,  Mr.  Galli is also a  director  or  trustee of 10 other portfolios in the OppenheimerFunds complex.

         Messrs. Murphy, Molleur, Wixted, Weiss and Zack, and Mses. Feld, Wolf and Ives respectively hold the same offices with one or more of the other Board I Funds as with the Fund. As of August 31, 2001, the Directors and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Director, and his family members, do not own securities of either the Manager or Distributor of the Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

                  Mr. Reynolds has reported that he has a controlling interest in The Directorship Search Group, Inc., a director and executive recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance Company (which controls the
Manager and the Distributor) for fees aggregating $75,000 from July 1, 1999 to December 31, 2001, an amount representing less than 5%
of the firm's annual revenues.  Mr. Reynolds estimates that the Directorship Search Group will bill Massachusetts Mutual Life
Insurance Company $150,000 for services to be provided during the calendar year 2002. The Independent Directors have unanimously
(except for Mr. Reynolds' abstention) determined that the consulting arrangements between The Directorship Group, Inc. and
Massachusetts Mutual Life Insurance Company were not material business or professional relationships that would compromise Mr.
Reynolds' status as an Independent Director. However, to assure certainty as to the determinations of the Board and the Independent
Directors as to matters upon which the Investment Company Act or the rules thereunder require approval by a majority of disinterested
Directors, Mr. Reynolds will not be

counted for purposes of determining whether a quorum of Independent Directors was present or whether a majority of Independent
Directors approved the matter.

                                                         Independent Directors

------------------------- ------------------------------------------------------------- ----------- ------------------
                                                                                        Dollar      Aggregate Dollar
Name, Address,1 Age,                                                                    Range of     Range of Shares
Position(s) Held with     Principal Occupation(s) During Past 5 Years / Other           Shares        Beneficially
Fund and Length of        Trusteeships/Directorships Held by Director / Number of       Owned in     Owned in any of
Service2                  Portfolios in Fund Complex Overseen by Director                the Fund   the Board I Funds
------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------
Leon Levy, Chairman of    General Partner of Odyssey Partners, L.P. (investment             $0             $0
the Board of Directors    partnership) (since 1982) and Chairman of the Board of
since 1974                Avatar Holdings, Inc. (real estate development) (since
Age: 76                   1981). Oversees 31 portfolios in the OppenheimerFunds
                          complex.
------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------
Robert G. Galli,          A Trustee or Trustee of other Oppenheimer funds. Formerly     Over          Over $100,000
Director since 1993       Vice Chairman of the Manager (October 1995 - December
Age: 68                   1997). Oversees 41 portfolios in the OppenheimerFunds          $100,000
                          complex.
------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------
Phillip A. Griffiths,     The Director of the Institute for Advanced Study,                 $0        Over $100,000
Director since July 2002  Princeton, N.J. (since 1991), director of GSI Lumonics
Age: 63                   (since 2001) and a member of the National Academy of
                          Sciences (since 1979); formerly (in descending
                          chronological order) a director of Bankers Trust
                          Corporation, Provost and Professor of Mathematics at Duke
                          University, a director of Research Triangle Institute,
                          Raleigh, N.C., and a Professor of Mathematics at Harvard
                          University. Oversees 31 portfolios in the OppenheimerFunds complex.
------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------
Benjamin Lipstein,        Professor Emeritus of Marketing, Stern Graduate School of     $50,001 -     Over $100,000
Director since 1974       Business Administration, New York University. Oversees 31      $100,000
Age: 78                   portfolios in the OppenheimerFunds complex.
------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------
Elizabeth B. Moynihan,    Author and architectural historian; a trustee of the Freer        $0          $50,001 -
Director since 1992       Gallery of Art and Arthur M. Sackler Gallery (Smithsonian
Age: 72                   Institute), Trustees Council of the National Building
                          Museum; a member of the Trustees Council, Preservation                        $100,000
                          League of New York State. Oversees 31 portfolios in the
                          OppenheimerFunds complex.
------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------
Kenneth A. Randall,       A director of Dominion Resources, Inc. (electric utility      $50,001 -     Over $100,000
Director since 1980       holding company) and Prime Retail, Inc. (real estate
Age: 74                   investment trust); formerly a director of Dominion Energy,
                          Inc. (electric power and oil & gas producer), President and
                          Chief Executive Officer of The Conference Board, Inc.
                          (international economic and business research) and a           $100,000
                          director of Lumbermens Mutual Casualty Company, American
                          Motorists Insurance Company and American Manufacturers
                          Mutual Insurance Company. Oversees 31 portfolios in the
                          OppenheimerFunds complex.
------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------
Edward V. Regan,          President, Baruch College, CUNY; a director of RBAsset        $1 -            $50,001 -
Director since 1993       (real estate manager); a director of OffitBank; formerly
Age: 71                   Trustee, Financial Accounting Foundation (FASB and GASB),
                          Senior Fellow of Jerome Levy Economics Institute, Bard
                          College, Chairman of Municipal Assistance Corporation for
                          the City of New York, New York State Comptroller and           $10,000        $100,000
                          Trustee of New York State and Local Retirement Fund.
                          Director/trustee of 31 investment companies in the
                          OppenheimerFunds complex.
------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------
Russell S. Reynolds,      Chairman of The Directorship Search Group, Inc. (corporate        $0      $10,001 - $50,000
Jr.,                      governance consulting and executive recruiting) (since
Director since 1989       1993); a life trustee of International House (non-profit
Age: 70                   educational organization), and a trustee of the Greenwich
                          Historical Society (since 1996). Oversees 31 portfolios in the OppenheimerFunds complex.
------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------
Donald W. Spiro, Vice     Chairman Emeritus (since January 1991) of the Manager.        Over          Over $100,000
Chairman of the Board     Formerly he held the following positions: Chairman
of Directors,             (November 1987 - January 1991) and a director (January 1969
Director since 1985       - August 1999) of the Manager; President and Director of
Age: 76                   OppenheimerFunds Distributor, Inc., a subsidiary of the        $100,000
                          Manager and the Fund's Distributor (July 1978 - January
                          1992). Oversees 31 portfolios in the OppenheimerFunds
                          complex.
------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------
Clayton K. Yeutter,       Of Counsel, Hogan & Hartson (a law firm) (since 1993).            $0          $50,001 -
Director since 1991       Other directorships: Caterpillar, Inc. (since 1993) and
Age: 71                   Weyerhaeuser Co. (since 1999). Director/trustee of 31
                          investment companies in the OppenheimerFunds complex.                         $100,000
                          Oversees 31 portfolios in the OppenheimerFunds complex.
------------------------- ------------------------------------------------------------- ----------- ------------------

                                                    Interested Director and Officer

----------------------- ---------------------------------------------------------------- ----------- -----------------
Name, Address,,3 Age,   Principal Occupation(s) During Past 5 Years / Other              Dollar         Aggregate
                                                                                                     Dollar Range of
                                                                                         Range of    Shares Owned in
Position(s) Held with                                                                    Shares         any of the
Fund and Length of      Trusteeships/Directorships Held by Director / Number of          Owned in      Oppenheimer
Service4                Portfolios in Fund Complex Overseen by Director                   the Fund        Funds
----------------------- ---------------------------------------------------------------- ----------- -----------------
----------------------- ---------------------------------------------------------------- ----------- -----------------
John V. Murphy,         Chairman,  Chief Executive Officer and director (since June 30,
President  since        2001) and  President  (since  September  2000) of the  Manager;
October 2001            President  and a  director  or  trustee  of  other  Oppenheimer  $10,001 -    Over $100,000
and Director since      funds;   President   and  a  director   (since  July  2001)  of   $50,000
July 2002               Oppenheimer  Acquisition  Corp.,  the Manager's  parent holding
Age: 52                 company, and of Oppenheimer  Partnership Holdings,  Inc. (since
                        July  2001),  a  holding  company  subsidiary  of the  Manager;
                        Chairman  and a  director  (since  July  2001)  of  Shareholder
                        Services,  Inc. and of Shareholder  Financial  Services,  Inc.,
                        transfer agent  subsidiaries of the Manager;  President  (since
                        November  1,  2001)  and  a  director   (since  July  2001)  of
                        Oppenheimer Real Asset Management,  Inc., an investment advisor subsidiary  of the  Manager;  President  and a director  (since
                        July 2001) of  OppenheimerFunds  Legacy  Program,  a charitable trust program  established  by the Manager;  a director  (since
                        November  2001) of  Trinity  Investment  Management  Corp.  and
                        Tremont Advisers,  Inc.,  investment advisory affiliates of the
                        Manager, and of OAM Institutional,  Inc. (since November 2001), an  investment  advisory  subsidiary  of  the  Manager,  and of
                        HarbourView  Asset  Management   Corporation  and  OFI  Private
                        Investments,   Inc.  (since  July  2001),   investment  advisor
                        subsidiaries  of the Manager;  formerly  President  and trustee
                        (from November 1999 to November 2001) of MML Series  Investment
                        Fund and MassMutual  Institutional  Funds,  open-end investment companies;  Chief  Operating  Officer  (September  2000  - July
                        2001)   of   the   Manager;   Executive   Vice   President   of
                        Massachusetts  Mutual Life  Insurance  Company  (from  February
                        1997 to August  2000);  a director  (from 1999 to 2000) of C.M.
                        Life Insurance Company;  President, Chief Executive Officer and
                        a  director  (from  1999  to  2000)  of  M6ML  Bay  State  Life
                        Insurance  Company;  Executive  Vice  President,  director  and
                        Chief Operating  Officer (from 1995 to 1997) of David L. Babson
                        & Company,  Inc., an investment advisor;  Senior Vice President and director  (from 1995 to 1997) of Potomac  Babson  Inc.,  an investment  advisor  subsidiary  of David L.  Babson & Company,
                        Inc.;  Senior Vice  President  (from  1995-1997)  and  director
                        (from 1995 to 1999) of DBL Acquisition  Corporation,  a holding company for investment  advisers; a director (from 1989 - 1998)
                        of  Emerald   Isle   Bancorp   and   Hibernia   Savings   Bank,
                        wholly-owned  subsidiary of Emerald Isle  Bancorp.  Oversees 64 portfolios in the OppenheimerFunds complex.
----------------------- ---------------------------------------------------------------- ----------- -----------------

Officers of the Fund

----------------------------------------------- -----------------------------------------------------------------------
Name, Address,5 Age, Position(s) Held with      Principal Occupation(s) During Past 5 Years
Fund and Length of Service6
----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------
Barry D. Weiss,  Vice  President and Portfolio  Vice  President  of the  Manager  (since  July  2001);  an officer and
Manager (since 2000)
Age: 37.                                        portfolio manager of 6 other  Oppenheimer  funds;  formerly  Assistant
                                                Vice  President  and Senior  Credit  Analyst of the Manager  (February
                                                2000-June  2001).  Prior to joining the Manager in February  2000,  he was Associate  Director,  Structured  Finance,  Fitch IBCA Inc. (April
                                                1998  -  February  2000);  News  Director,   Fitch  Investors  Service
                                                (September 1996 - April 1998); and Senior Budget Analyst,  City of New
                                                York, Office of Management & Budget (February 1990 - September 1996).
----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Carol E. Wolf,  Vice  President  and Portfolio  Senior Vice  President  (since June 2000) of the  Manager;  an officer
Manager (since 1987)                            and  portfolio  manager of 6 other  Oppenheimer  funds;  formerly Vice
 Age: 50.                                       President of the Manager (June 1990 - June 2000).

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------
Brian W. Wixted,                                Senior Vice President and Treasurer (since March 1999) of the
Treasurer,  Principal Financial and Accounting  Manager; Treasurer (since March 1999) of HarbourView Asset Management
Officer (since April 1999)                      Corporation, Shareholder Services, Inc., Oppenheimer Real Asset
Age: 42                                         Management Corporation, Shareholder Financial Services, Inc.,
                                                Oppenheimer Partnership Holdings, Inc., OFI Private Investments, Inc.
                                                (since March 2000), OppenheimerFunds International Ltd. and
                                                Oppenheimer Millennium Funds plc (since May 2000), offshore fund management subsidiaries of the Manager, and OAM Institutional, Inc.
                                                (since November 2000), an investment advisory subsidiary of the
                                                Manager; Treasurer and Chief Financial Officer (since May 2000) of
                                                Oppenheimer Trust Company, a trust company subsidiary of the Manager;
                                                Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                                Corp. and OppenheimerFunds Legacy Program (since April 2000); an officer of 63 other Oppenheimer funds; formerly Principal and Chief
                                                Operating Officer, Bankers Trust Company - Mutual Fund Services
                                                Division (March 1995 - March 1999).
----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------
Robert G. Zack,                                 Senior  Vice  President  (since May 1985) and General  Counsel  (since
Secretary (since November 1, 2001)              February  2002) of the Manager;  Assistant  Secretary  of  Shareholder
Age: 53                                         Services, Inc. (since May 1985),  Shareholder Financial Services, Inc.
                                                (since  November  1989);   OppenheimerFunds   International  Ltd.  and
                                                Oppenheimer  Millennium  Funds plc (since October 1997); an officer of
                                                63  other  Oppenheimer   funds;   formerly,   Acting  General  Counsel
                                                (November  2001-February  2002) and Associate  General Counsel (1984 -
                                                October 2001)
----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------
Denis R. Molleur,                               Vice  President and Senior  Counsel of the Manager  (since July 1999);
Assistant Secretary (since November 1, 2001)    an officer of 63 other  Oppenheimer  funds;  formerly a Vice President
Age: 44                                         and Associate Counsel of the Manager (September 1995 - July 1999).
----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------
Katherine P. Feld,                              Vice  President and Senior  Counsel of the Manager  (since July 1999);
Assistant Secretary (since November 1, 2001)    an officer of 63 other  Oppenheimer  funds;  formerly a Vice President
Age: 43                                         and Associate Counsel of the Manager (June 1990 - July 1999).
----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------
Kathleen T. Ives,                               Vice  President  and  Assistant  Counsel of the  Manager  (since  June
Assistant Secretary (since November 1, 2001)    1998);  an  officer  of  63  other  Oppenheimer  funds;   formerly  an
Age: 36                                         Assistant Vice President and Assistant  Counsel of the Manager (August
                                                1997 - June  1998);  and  Assistant  Counsel  of the  Manager  (August
                                                1994-August 1997).
----------------------------------------------- -----------------------------------------------------------------------

Remuneration  of  Directors.  The officers of the Fund and one Director of the Fund (Mr.  Murphy) are  affiliated  with the Manager and receive no salary or fee from the Fund. The remaining  Directors of the Fund received the  compensation  shown below.  The compensation from the Fund was paid  during its fiscal  year  ended  July 31,  2001.  The  compensation  from all of the Board I  Oppenheimer  funds includes the compensation  from the Fund and represents  compensation  received as a director,  trustee or member of a committee of the
Board during the calendar year 2000.

    ------------------------------ --------------------------- ------------------------- -----------------------
                                                                                         Total
                                                               Retirement                Compensation
                                                               Benefits                  From all
                                   Aggregate                   Accrued                   Oppenheimer Funds For
    Director's                     Compensation                as Fund                   Which Individual
    Name and Position              from Fund1                  Expenses                  Serves as
                                                                                         Trustee/Director (33
                                                                                         Funds)2
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Leon Levy                      $11,408                     $ 32,043                  $171,950
    Chairman
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Robert G. Galli3               $4,715                      $      643                $191,134
    Study Committee Member
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Philip A. Griffiths4           $4,715                      $    172                  $ 59,529
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Benjamin Lipstein              $9,860                      $15,067                   $148,639
    Study Committee
    Chairman Audit Committee
    Member
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Elizabeth B. Moynihan          $6,948                      $11,421                   $104,695
    Study Committee
    Member
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Kenneth A. Randall             $6,373                      $15,646                   $96,034
    Audit Committee
    Chairman
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Edward V. Regan                $4,212                      $13,887                   $94,995
    Proxy Committee Chairman,
    Audit Committee Member

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Donald W. Spiro                $6,948                      $    204                  $63,435
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Russell S. Reynolds, Jr.       $6,301                      $6,488                    $71,069
    Proxy Committee
    Member
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
                                                                                         Total
                                                               Retirement                Compensation
                                                               Benefits                  from all
                                   Aggregate                   Accrued                   New York-Based
    Director's                     Compensation                as Fund                   Oppenheimer Funds2
    Name and Position              from Fund1                  Expenses                  (29 Funds)
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Clayton K. Yeutter5            $3,820                      $11,668                   $71,069
    Proxy Committee
    Member
    ------------------------------ --------------------------- ------------------------- -----------------------
(1)      Aggregate compensation includes fees, deferred compensation, if any, and retirement plan benefits accrued for a
     Trustee/Director.
(2)      For the 2000 calendar year.
(3)  Total  compensation  for the 2000  calendar  year  includes  compensation  received  for  serving  as a  Trustee  or  Director  of
11 other Oppenheimer funds.
(4)       Includes $4,715 deferred under Deferred Compensation Plan described below.
(5)      Includes $955 deferred under Deferred Compensation Plan described below.

Deferred  Compensation  Plan for  Directors.  The  Board of  Directors  has  adopted a  Deferred  Compensation  Plan for  disinterested directors  that  enables  them to elect to defer  receipt of all or a portion of the annual fees they are  entitled to receive from the
Fund.  Under the plan,  the  compensation  deferred by a Director is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more  Oppenheimer  funds  selected by the Director.  The amount paid to the Director  under this plan will be determined based upon the performance of the selected funds.

         Deferral of  Directors'  fees under this plan will not  materially  affect the Fund's  assets,  liabilities  or net income per share.  This plan will not obligate the Fund to retain the services of any Director or to pay any particular  level of  compensation to any Director.  Pursuant to an Order issued by the  Securities  and Exchange  Commission,  the Fund may invest in the funds  selected by the Director under this plan without  shareholder  approval for the limited purpose of determining the value of the Directors' deferred fee accounts.

         Retirement  Plan for  Directors.  The Fund has adopted a  retirement  plan that  provides  for  payment to retired  Directors.
Payments are up to 80% of the average  compensation  paid during a Director's  five years of service in which the highest  compensation was received.  A Director must serve as trustee or director for any of the New  York-based  Oppenheimer  funds for at least 15 years to be  eligible  for the  maximum  payment.  Each  Director's  retirement  benefits  will  depend on the amount of the  Director's  future compensation  and length of service.  Therefore,  the amount of those  benefits  cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

         Major  Shareholders.  As of August 31, 2001,  no persons  owned of record or was known by the Fund to own  beneficially  5% or more of the Fund's outstanding shares.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts  Mutual Life
Insurance Company.

         |X| Code of  Ethics.  The Fund,  the  Manager  and the  Distributor  have a Code of  Ethics.  It is  designed  to  detect  and prevent improper personal trading by certain  employees,  including  portfolio  managers,  that would compete with or take advantage of the Fund's  portfolio  transactions.  Covered persons  include  persons with knowledge of the investments and investment  intentions of the Fund and  other  funds  advised  by the  Manager.  The Code of  Ethics  does  permit  personnel  subject  to the Code to  invest in securities,  including  securities  that may be  purchased  or held by the Fund,  subject  to a number of  restrictions  and  controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's  registration  statement filed with the Securities and Exchange  Commission and can be reviewed  and copied at the SEC's Public  Reference  Room in  Washington,  D.C.  You can obtain  information  about the hours of operation  of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of Ethics can also be viewed as part of the
Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov.  Copies may be obtained, after paying a duplicating fee, by electronic  request at the following E-mail address:  publicinfo@sec.gov  or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.

         The Investment  Advisory  Agreement.  The Manager provides  investment  advisory and management  services to the Fund under an investment  advisory  agreement  between the Manager and the Fund that was  approved by Fund  shareholders  at a meeting  held July 29,
2002,  that took effect July 30, 2002. The Manager  selects  securities for the Fund's  portfolio and handles its day-to-day  business.
The agreement  requires the Manager,  at its expense,  to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the Manager to provide and supervise the  activities of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund. Those  responsibilities  include the compilation and maintenance of records with respect to its operations,  the  preparation and filing of specified  reports,  and  composition of proxy  materials and  registration  statements for continuous public sale of shares of the Fund.

         Expenses not expressly  assumed by the Manager under the  investment  advisory  agreement are paid by the Fund. The investment advisory  agreement  lists  examples  of  expenses  paid  by the  Fund.  The  major  categories  relate  to  interest,  taxes,  fees to disinterested  Directors,  legal and audit expenses,  custodian and transfer agent expenses, share issuance costs, certain printing and registration  costs and  non-recurring  expenses,  including  litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus.

              |X| Annual Approval of Investment Advisory Agreement. Each year, the Board of Directors, including a majority of the
Independent Directors, is required to approve either the renewal of the investment advisory agreement, or a new agreement. The
Investment Company
Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board reviewed the foregoing information in arriving at its decision to approve a new investment advisory agreement and to recommend that agreement to shareholders. The Fund's shareholders approved that agreement (the "Agreement") at a meeting held July
29, 2002, and the agreement took effect July 30, 2002.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices;
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager; and
o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
     Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the
Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Directors, meeting separately from the full Board with experienced
Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the Agreement, including the investment advisory fee, in light of all of the surrounding circumstances. The Board also determined to eliminate an expense limitation based on the Fund's total annual investment income. Under the investment advisory agreement in effect prior to July 29,
2002 (the "Prior Agreement"), the Manager guaranteed that the total expenses of the Fund in any calendar year, exclusive of taxes, interest and brokerage fees, would not exceed the lesser of (a) 1% of the average annual net assets of the Fund, or (b) 25% of the total annual investment income of the Fund.  Due to the impact on Fund income of dramatic decreases in interest rates paid on obligations held by the Fund, the Manager reimbursed the Fund $1,731,616 during the period February 1, 2002 to June 30, 2002. If the current Agreement had been in effect during that period, that reimbursement would not have been made.

         The Agreement contains no expense limitation. However, independently of the Agreement, the Manager has voluntarily undertaken that it will pay all Fund expenses (exclusive of non-recurring and extraordinary or exceptional costs and expenses) if and to the extent necessary for the Fund to maintain a stable net asset value of $1.00 per share. That voluntary expense assumption may be amended or terminated at any time without notice.

         The advisory fees under the Agreement and under the Prior Agreement are the same. The management fees paid by the Fund to the Manager during the Fund's most recent three fiscal years are as follows:

   ----------------------- -------------------------------------------------------------------------------------
     Fiscal Year ending                       Management Fee Paid to OppenheimerFunds, Inc.
            7/31
   ----------------------- -------------------------------------------------------------------------------------
   ----------------------- -------------------------------------------------------------------------------------
            1999                                                $5,854,320
   ----------------------- -------------------------------------------------------------------------------------
   ----------------------- -------------------------------------------------------------------------------------
            2000                                                $7,172,648
   ----------------------- -------------------------------------------------------------------------------------
   ----------------------- -------------------------------------------------------------------------------------
            2001                                                $8,118,471
   ----------------------- -------------------------------------------------------------------------------------

         The investment  advisory  agreement  states that in the absence of willful  misfeasance the Manager is not liable for any loss sustained  by  reason  of  the  adoption  of any  investment  policy  or the  purchase,  sale  or  retention  of  any  security  on its recommendation,  whether or not such  recommendation  shall have been based on its own investigation and research or upon investigation and research by any other individual,  firm or corporation.  That recommendation  must have been made, and such other individual,  firm or corporation  must have been selected,  with due care and in good faith.  However,  the Manager is not excused from liability for its willful  misfeasance,  bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties, under the investment advisory agreement.

         The investment  advisory agreement permits the Manager to act as investment advisor for any other person,  firm or corporation and to use the name  "Oppenheimer" in connection with other investment  companies for which it may act as investment advisor or general distributor.  If the  Manager  shall  no  longer  act as  investment  advisor  to the  Fund,  the  right  of the  Fund to use the  name
"Oppenheimer" as part of its name may be withdrawn.

         The Distributor.  Under its General Distributor's Agreement with the Fund,  OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager,  acts as the Fund's principal  underwriter and Distributor in the continuous public offering of the Fund's shares.  The
Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses  normally  attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.

Portfolio  Transactions.  Portfolio  decisions  are based upon  recommendations  and  judgment  of the  Manager  subject to the overall authority of the Board of Directors.  Most  purchases  made by the Fund are principal  transactions  at net prices,  so the Fund incurs little or no brokerage  costs.  The Fund deals  directly  with the selling or purchasing  principal or market maker  without  incurring charges for the services of a broker on its behalf  unless the Manager  determines  that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio  securities  from  underwriters  include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Fund seeks to obtain  prompt  execution  of orders at the most  favorable  net price.  If dealers  are used for  portfolio transactions,  transactions may be directed to dealers for their execution and research  services.  The research services provided by a particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  Investment  research received  for the  commissions  of  those  other  accounts  may be  useful  both to the Fund  and one or more of such  other  accounts.
Investment  research  services  may be supplied to the Manager by a third party at the  instance of a broker  through  which trades are placed.  It may include  information  and analyses on  particular  companies and  industries  as well as market or economic  trends and portfolio  strategy,  receipt of market  quotations  for portfolio  evaluations,  information  systems,  computer  hardware and similar products and  services.  If a research  service also  assists the Manager in a  non-research  capacity  (such as  bookkeeping  or other administrative  functions),  then  only the  percentage  or  component  that  provides  assistance  to the  Manager  in the  investment decision-making process may be paid in commission dollars.

         The research  services  provided by brokers  broaden the scope and  supplement  the research  activities of the Manager.  That research  provides  additional  views and  comparisons  for  consideration,  and helps the Manager  obtain market  information  for the valuation of securities held in the Fund's portfolio or being considered for purchase.

         Subject to  applicable  rules  covering the Manager's  activities  in this area,  sales of shares of the Fund and/or the other investment  companies  managed by the Manager or distributed by the  Distributor may also be considered as a factor in the direction of transactions to dealers.  That must be done in conformity with the price,  execution and other  considerations and practices  discussed above.  Those other investment  companies may also give similar  consideration  relating to the sale of the Fund's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

         The Fund's policy of investing in short-term  debt  securities  with maturity of less than one year results in high  portfolio turnover and may increase the Fund's transaction costs.  However,  since brokerage  commissions,  if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Performance of the Fund

Explanation of Performance  Terminology.  The Fund uses a variety of terms to illustrate its performance.  These terms include "yield,"
"compounded  effective  yield" and "average  annual total return." An explanation of how yields and total returns are calculated is set forth  below.  The charts  below show the Fund's  performance  as of the Fund's most recent  fiscal  year end.  You can obtain  current performance  information by calling the Fund's Transfer Agent at  1.800.525.7048 or by visiting the  OppenheimerFunds  Internet website at http://www.oppenheimerfunds.com.

         The Fund's  illustrations  of its  performance  data in  advertisements  must comply with rules of the Securities and Exchange
Commission.  Those rules  describe the types of  performance  data that may be used and how it is to be  calculated.  If the fund shows total returns in addition to its yields,  the returns must be for the 1-, 5- and 10-year  periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.  However,  a number of factors should be considered before using the Fund's  performance  information as a basis for comparisons with other investments:

         o Yields and total returns  measure the  performance  of a  hypothetical  account in the Fund over various  periods and do not show the performance of each shareholder's  account.  Your account's  performance will vary from the model performance data if your  dividends are received in cash,  or you buy or sell shares  during the period,  or you bought your shares at a different time than the shares used in the model.
         o An investment in the Fund is not insured by the FDIC or any other government agency.
         o The Fund's yield is not fixed or guaranteed and will fluctuate.
         o    Yields and total returns for any given past period represent historical  performance  information and are not, and should not be considered,  a prediction of future yields or returns.  Yields and total returns for the six months ended 7.31.02 would have been lower  without  the  expense  assumption  by the  Manager  during that  period,  which has now been  terminated,  as explained under "Annual Approval of the Investment Advisory Agreement."

         o    Yields.  The Fund's  current yield is calculated for a seven-day  period of time as follows.  First, a base period return is calculated for the seven-day  period by determining  the net change in the value of a hypothetical  pre-existing  account having one share at the beginning of the seven-day period.  The change includes  dividends  declared on the original share and dividends  declared on any shares  purchased  with dividends on that share,  but such dividends are adjusted to exclude any realized or unrealized  capital gains or losses  affecting the dividends  declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and
         (3) subtracting 1 from the result.

         The yield as calculated  above may vary for accounts less than  approximately  $100 in value due to the effect of rounding off each daily  dividend to the nearest full cent.  The  calculation  of yield under either  procedure  described  above does not take into consideration  any realized or unrealized gains or losses on the Fund's portfolio  securities  which may affect  dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

         Total Return  Information.  There are different  types of "total returns" to measure the Fund's  performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period,  assuming  that all  dividends  and capital gains distributions  are reinvested in additional  shares and that the investment is redeemed at the end of the period.  The cumulative total return  measures  the change in value over the entire  period (for  example,  ten years).  An average  annual  total  return  shows the average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average  annual total  returns do not show actual  year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC.  The methodology is discussed below.

         o    Average  Annual Total Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return based on the change in value of a hypothetical  initial investment of $1,000 ("P" in the formula  below) held for a number of years ("n") to achieve an Ending  Redeemable  Value ("ERV" in the formula) of that investment, according to the following formula:

---------------------------------------------------------------------------------------------------------------------------------------

                                                                1/n
                                                (   ERV     ) - 1 = Average Annual Total Return
                                                ( ------    )
                                                (    P      )
---------------------------------------------------------------------------------------------------------------------------------------
         o    Cumulative  Total Return.  The  "cumulative  total  return"  calculation  measures the change in value of a  hypothetical investment  of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:
   --------------------- ---------------------- ----------------------------------------------------------------
          Yield          Compounded Effective              Average Annual Total Returns (at 7/31/01)
      (7 days ended              Yield
         7/31/01)            (7 days ended
                               7/31/01)
   --------------------- ---------------------- ----------------------------------------------------------------
   --------------------- ---------------------- ---------------------- ----------------------- -----------------

                                                       1-Year                 5 Years              10 Years
   --------------------- ---------------------- ---------------------- ----------------------- -----------------
   --------------------- ---------------------- ---------------------- ----------------------- -----------------
          3.40%                  3.45%                  5.32%                  5.04%                4.55%
   --------------------- ---------------------- ---------------------- ----------------------- -----------------

Other  Performance  Comparisons.  Yield information may be useful to investors in reviewing the Fund's  performance.  The Fund may make comparisons  between its yield and that of other  investments,  by citing various indices such as The Bank Rate Monitor  National Index
(provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market  accounts,  NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten  metropolitan  areas.  When  comparing the Fund's yield with that of other investments,  investors should understand that certain other investment  alternatives such as certificates of deposit,  U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

         From time to time, the Fund may include in its  advertisements  and sales literature  performance  information  about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

         From time to time, the Fund's Manager may publish  rankings or ratings of the Manager (or the Transfer  Agent) or the investor services  provided  by them to  shareholders  of the  Oppenheimer  funds,  other than  performance  rankings of the  Oppenheimer  funds themselves.  Those ratings or rankings of  investor/shareholder  services by third parties may compare the services of the  Oppenheimer funds to those of other  mutual fund  families  selected by the rating or ranking  services.  They may be based on the  opinions of the rating or ranking  service  itself,  based on its research or judgment,  or based on surveys of  investors,  brokers,  shareholders  or others.

---------------------------------------------------------------------------------------------------------------------------------------
A B O U T   Y O U R   A C C O U N T
---------------------------------------------------------------------------------------------------------------------------------------

How to Buy Shares

AccountLink.  When shares are purchased  through  AccountLink,  each purchase must be at least $25.00.  Shares will be purchased on the regular  business  day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House  ("ACH")  transfer to buy shares.
Dividends  will begin to accrue on shares  purchased by the proceeds of ACH  transfers  on the business day the Fund  receives  Federal
Funds for the purchase  through the ACH system before the close of The New York Stock  Exchange.  The Exchange  normally closes at 4:00
P.M.,  but may close earlier on certain  days.  If Federal  Funds are received on a business day after the close of the  Exchange,  the shares will be purchased  and  dividends  will begin to accrue on the next regular  business  day.  The proceeds of ACH  transfers  are normally  received by the Fund 3 days after the  transfers  are  initiated.  If the  proceeds of the ACH transfer are not received on a timely basis,  the Distributor  reserves the right to cancel the purchase  order.  The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Asset  Builder  Plans.  To establish an Asset Builder Plan to buy shares  directly  from a bank account,  you must enclose a check (the minimum is $25) for the initial  purchase  with your  application.  Shares  purchased by Asset Builder Plan payments from bank accounts are subject to the redemption  restrictions  for recent purchases  described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder  Plans may not be used to buy shares for  OppenheimerFunds  employer-sponsored  qualified retirement  accounts.  Asset Builder Plans also enable  shareholders of Oppenheimer  Cash Reserves to use their account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you  make  payments  from  your  bank  account  to  purchase  shares  of the  Fund,  your  bank  account  will  be  debited automatically.  Normally  the debit will be made two  business  days  prior to the  investment  dates you  select on your  Application.
Neither the  Distributor,  the Transfer  Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmission.

         Before you establish  Asset Builder  payments,  you should  obtain a prospectus  of the selected  fund(s) from your  financial advisor (or the  Distributor)  and  request an  application  from the  Distributor.  Complete  the  application  and return it. You may change  the amount of your Asset  Builder  payment or your can  terminate  these  automatic  investments  at any time by writing to the
Transfer  Agent.  The Transfer  Agent  requires a reasonable  period  (approximately  10 days) after  receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend,  or discontinue  offering Asset Builder plans at any time without prior notice.

         The  Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the  Distributor  acts as the distributor or the sub-Distributor and include the following:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Special Value Fund
Oppenheimer Global Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Growth & Income Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Core Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer High Yield Fund                                   Oppenheimer Trinity Value Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Jennison Growth Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street Small Cap Fund                        OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer MidCap Fund                                       OSM1 - QM Active Balanced Fund
Oppenheimer Multiple Strategies Fund                          OSM1 - Salomon Brothers All Cap Fund
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

Determination  of Net Asset  Value Per Share.  The net asset value per share of the Fund is  determined  as of the close of business of
The New York Stock  Exchange (the  "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets by the total number of shares  outstanding.  The Exchange  normally closes at 4:00 P.M., New York time, but may close earlier on some days
(for example,  in case of weather  emergencies or on days falling before a holiday).  The  Exchange's  most recent annual  announcement
(which is subject to change)  states that it will close on New Year's Day,  Martin Luther King Jr. Day,  Presidents'  Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  It may also close on other days.

         The Fund's  Board of Directors  has adopted the  amortized  cost method to value the Fund's  portfolio  securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation  assumes a constant  amortization of any premium or accretion of any discount,  regardless of the impact of  fluctuating  interest  rates on the market value of the security.  This method does not take into  consideration  any  unrealized  capital  gains or losses on  securities.  While this method  provides  certainty in valuing  securities,  in certain periods the value of a security determined by amortized cost may be higher or lower than the price the
Fund would receive if it sold the security.

         The Fund's  Board of Directors  has  established  procedures  reasonably  designed to stabilize  the Fund's net asset value at
$1.00 per share. Those procedures  include a review of the Fund's portfolio  holdings by the Board of Directors,  at intervals it deems appropriate,  to determine whether the Fund's net asset value calculated by using available market  quotations  deviates from $1.00 per share based on amortized cost.

         The Board of  Directors  will  examine the extent of any  deviation  between  the Fund's net asset value based upon  available market  quotations and amortized  cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%,  Rule 2a-7 requires the Board of Directors to consider  what action,  if any,  should be taken.  If they find that the extent of the  deviation may cause a material  dilution or other unfair effects on  shareholders,  the Board of Directors will take whatever steps it considers  appropriate to eliminate or reduce the dilution,  including,  among others,  withholding or reducing  dividends,  paying  dividends from capital or capital gains,  selling  portfolio  instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During  periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends  higher) than those of a fund holding the identical  investments  as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices.  During periods of rising  interest rates,  the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for  clearance,  the Bank will ask the Fund to redeem a sufficient  number of full and  fractional  shares in the  shareholder's  account to cover the amount of the check.  This  enables  the  shareholder  to  continue receiving  dividends on those shares until the check is presented to the Fund.  Checks may not be presented  for payment at the offices of the Bank or the Fund's  custodian.  This  limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering  checkwriting  privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

         In  choosing  to take  advantage  of the  Checkwriting  privilege,  by signing  the Account  Application  or by  completing  a
Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)      for  accounts  for  corporations,  partnerships,  trusts and other  entities,  represents  that they are an  officer,  general partner,  trustee  or other  fiduciary  or agent,  as  applicable,  duly  authorized  to act on behalf of the  registered owner(s);
(3)      authorizes the Fund,  its Transfer  Agent and any bank through which the Fund's drafts  (checks) are payable to pay all checks drawn on the Fund  account of such  person(s)  and to redeem a  sufficient  amount of shares  from that  account to cover payment of each check;
         (4)  specifically  acknowledges  that if they choose to permit  checks to be honored if there is a single  signature on checks drawn against joint accounts, or accounts for corporations,  partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is  registered  in the names of more than one person or more than one  authorized  signature  appears on the
              Checkwriting card or the Application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)      acknowledges  and agrees that neither the Fund nor its bank shall incur any liability  for that  amendment or  termination  of checkwriting  privileges  or for  redeeming  shares to pay  checks  reasonably  believed  by them to be  genuine,  or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds  by Federal  Funds Wire.  The Federal  Funds wire of  redemptions  proceeds  may be delayed if the Fund's custodian  bank is not open for  business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the
Fund's next regular  business day following the redemption.  In those  circumstances,  the wire will not be transmitted  until the next bank  business day on which the Fund is open for  business.  No  dividends  will be paid on the  proceeds of redeemed  shares  awaiting transfer by Federal Funds wire.

Distributions  From Retirement Plans.  Requests for distributions  from  OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans,
401(k)  plans or pension or  profit-sharing  plans  should be  addressed  to  "Director,  OppenheimerFunds  Retirement  Plans," c/o the
Transfer  Agent at its address  listed in "How To Sell Shares" in the  Prospectus or on the back cover of this  Statement of Additional
Information.  The request must
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed persons) in  OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request  redemption of their accounts.  The plan  administrator or fiduciary must sign the request.

         Distributions  from pension and profit sharing plans are subject to special  requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer Agent before the  distribution may be made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available  from the  Transfer  Agent)  must be  submitted  to the  Transfer  Agent with the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax  identification  number,  the
Internal  Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.
The Fund, the Manager, the Distributor,  and the Transfer Agent assume no responsibility to determine whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Fund's agent to repurchase its shares from authorized  dealers or brokers on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase price per share will be the net asset value next computed after the Distributor  receives the order placed by the dealer or broker.  However,  if the  Distributor  receives a repurchase  order from a dealer or broker after the close of
The New York Stock  Exchange on a regular  business  day, it will be  processed at that day's net asset value if the order was received by the  dealer  or  broker  from its  customers  prior to the time the  Exchange  closes.  Normally  the  Exchange  closes at 4:00 P.M.
Additionally,  the order  must have been  transmitted  to and  received  by the  Distributor  prior to its close of  business  that day
(normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the  shares  have been  redeemed  upon the  Distributor's  receipt of the  required  redemption  documents  in proper  form.  The signature(s) of the registered owner(s) on the redemption document must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning  shares of the Fund valued at $5,000 or more can  authorize the Transfer
Agent to redeem shares (having a value of at least $50)  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an
Automatic  Withdrawal  Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the  payment.  Automatic  withdrawals  of up to $1,500 per month may be  requested  by  telephone  if payments  are to be made by check payable to all  shareholders  of record.  Payments  must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum  distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink  privileges may arrange to have Automatic  Withdrawal
Plan payments  transferred to the bank account designated on the Account Application or  signature-guaranteed  instructions sent to the
Transfer  Agent.  Shares are  normally  redeemed  pursuant  to an  Automatic  Withdrawal  Plan three  business  days before the payment transmittal date you select in the Account  Application.  If a contingent  deferred sales charge applies to the redemption,  the amount of the check or payment  will be reduced  accordingly.  The Fund  cannot  guarantee  receipt  of a payment  on the date  requested  and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice.

         By requesting an Automatic  Withdrawal or Exchange Plan,  the  shareholder  agrees to the terms and  conditions  applicable to such plans as stated below.  These  provisions may be amended from time to time by the Fund and/or the Distributor.  When adopted,  any amendments will automatically apply to existing Plans.

         Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer Agent to exchange a  pre-determined  amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25.  Instructions  should be provided  on the  Account  Application  or  signature-guaranteed  instructions.  Exchanges  made under  these  plans are subject to the restrictions  that apply to  exchanges  as set forth in "How to  Exchange  Shares" in the  Prospectus  and below in this  Statement  of
Additional Information.

         Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired without a sales charge will be redeemed  first.  Shares  acquired with reinvested  dividends and capital gains  distributions  will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn,  the  investor's  principal  may be depleted.  Payments made under  withdrawal  plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's  Automatic  Withdrawal Plan as agent for the shareholder (the  "Planholder")
who executed the Plan  authorization  and application  submitted to the Transfer  Agent.  Neither the Transfer Agent nor the Fund shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer  the Plan.
Share  certificates  will not be issued  for shares of the Fund  purchased  for and held under the Plan,  but the  Transfer  Agent will credit all such shares to the account of the  Planholder on the records of the Fund.  Any share  certificates  held by a Planholder may be surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate  may be held under the Plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund, which  will be done at net  asset  value  without  a sales  charge.  Dividends  on shares  held in the  account  may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset  value per share  determined  on the  redemption  date.
Checks or AccountLink  payments of the proceeds of Plan withdrawals will normally be transmitted  three business days prior to the date selected for receipt of the payment  according to the choice  specified  in writing by the  Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The  amount and the  interval  of  disbursement  payments  and the  address  to which  checks are to be mailed or  AccountLink payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The  Planholder  should allow at least two weeks' time in mailing such  notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance  with the  requirements of the  then-current  Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan.  In that case,  the  Transfer  Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual  redemption  procedures and will mail a check for the proceeds to the Planholder.

         The Planholder  may terminate a Plan at any time by writing to the Transfer  Agent.  The Fund may also give  directions to the
Transfer  Agent to terminate a Plan.  The Transfer  Agent will also  terminate a Plan upon its receipt of evidence  satisfactory  to it that the Planholder has died or is legally  incapacitated.  Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed from the account will be held in  uncertificated  form in the name of the Planholder.  The account will continue as a  dividend-reinvestment,  uncertificated account unless and until proper instructions are received from the Planholder,  his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt,  the  Planholder  may request  issuance of a portion of the shares in certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will determine the number of shares for which a certificate  may be  issued  without  causing  the  withdrawal  checks to stop.  However,  should  such  uncertificated  shares  become exhausted, Plan withdrawals will terminate.

         If the Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have  appointed  any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular  class of Oppenheimer  funds having more than one class of shares may be exchanged only for  shares  of the same  class of other  Oppenheimer  funds.  Shares of this  Fund are  deemed  to be  "Class A Shares"  for this purpose. You can obtain a current list of funds showing which funds offer which classes by calling the Distributor at 1-800-525-7048.

o        All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial
     Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial
     California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401 (k) plans.
o        Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be
                                                                      -
     exchanged for shares of any other fund.
o        Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of
     Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o        Class A shares of Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
     Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchange for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other
     Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior
     Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior
     Floating Rate Fund if they are repurchased before the expiration of the holding period.
o        Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc.,
     Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o        Class A, Class B, Class C and Class Y shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer
     Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of other Oppenheimer funds held by retirement plans.

         Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the
Distributor.  Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

         Shares of this Fund purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the
Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other
Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the Fund shares are purchased. If requested, they must supply proof of entitlement to this privilege.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         |X| How Exchanges Affect  Contingent  Deferred Sales Charges.  No contingent  deferred sales charge is imposed on exchanges of shares of any class purchased  subject to a contingent  deferred sales charge.  However,  when shares of this Fund acquired by exchange of (i) Class A shares of other Oppenheimer funds (other than Rochester Fund Municipals or Oppenheimer  Rochester  National  Municipals)
purchased  subject to a Class A contingent  deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial  purchase of the  exchanged  shares,  or (ii) Class A shares of either  Rochester  Fund  Municipals  or  Oppenheimer  Rochester
National  Municipals  purchased  subject to a Class A contingent  deferred sales charge are redeemed within 24 months of the end of the calendar  month of the initial  purchase of the exchanged  Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

         o Limits on  Multiple  Exchange  Orders.  The Fund  reserves  the right to  reject  telephone  or  written  exchange  requests submitted in bulk by anyone on behalf of more than one  account.  The Fund may accept  requests for  exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         o Telephone  Exchange Requests.  When exchanging shares by telephone,  a shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the investor  must obtain a prospectus  of that fund before the exchange  request may be  submitted.  For full or partial  exchanges of an account made by  telephone,  any special  account  features  such as Asset Builder
Plans,  Automatic  Withdrawal Plans and retirement plan  contributions will be switched to the new account unless the Transfer Agent is instructed  otherwise.  If all  telephone  lines are busy (which  might  occur,  for  example,  during  periods of  substantial  market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |X|  Processing  Exchange  Requests.  Shares to be  exchanged  are redeemed on the regular  business  day the  Transfer  Agent receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases may be delayed by either fund up to five  business  days if it determines  that it would be disadvantaged  by an immediate  transfer of the redemption  proceeds.  The Fund reserves the right,  in its  discretion,  to refuse any exchange request that may disadvantage it. For example,  if the receipt of multiple  exchange  requests from a dealer might require the disposition  of  portfolio  securities  at a time or at a price  that  might be  disadvantageous  to the Fund,  the Fund may refuse the request. When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset  Builder  Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless you tell the Transfer
Agent not to do so.  However,  special  redemption  and exchange  features such as Automatic  Exchange  Plans and Automatic  Withdrawal
Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In  connection  with any  exchange  request,  the  number of shares  exchanged  may be less than the number  requested  if the exchange  or the number  requested  would  include  shares  subject to a  restriction  cited in the  Prospectus  or this  Statement  of
Additional  Information or would include shares covered by a share  certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

         The  different  Oppenheimer  funds  available  for exchange  have  different  investment  objectives,  policies  and risks.  A shareholder  should assure that the fund selected is appropriate for his or her investment and should be aware of the tax  consequences of an exchange.  For federal  income tax  purposes,  an exchange  transaction  is treated as a  redemption  of shares of one fund and a purchase of shares of another.  The Fund,  the  Distributor,  and the  Transfer  Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends and Taxes

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.  The federal tax treatment of the Fund's dividends is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. Additional requirements apply in the event that the Fund pays a distribution other than an income dividend, or if a shareholder realizes a gain or loss from the redemption of Fund shares.

         The tax discussion in the  Prospectus  and this Statement of Additional  Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional  Information.  Those laws and regulations  may be changed by legislative,  judicial, or administrative  action,  sometimes with retroactive  effect.  State and local tax treatment of ordinary income dividends and capital gain dividends from  regulated  investment  companies may differ from the treatment  under the Internal  Revenue Code described  below.
Potential  purchasers  of  shares  of the Fund are urged to  consult  their  tax  advisers  with  specific  reference  to their own tax circumstances as well as the consequences of  federal, state and local tax rules affecting an investment in the Fund.

         |X|  Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, other taxable ordinary income net of expenses, and net short-term capital gain in excess of long-term capital loss) and capital gain net income
(that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax). The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income
(in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year.
The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer

(other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the
Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         |X|  Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue Code, by December 31 each year, the Fund must distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital gains realized in the period from  November 1 of the prior year through  October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts  not  distributed.  It is  presently  anticipated  that the Fund will meet those  requirements.  To meet this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However,  the Board of Directors and the Manager might  determine in a particular year that it would be in the best interests of shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         |X|  Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above  regardless of whether the  distributions  are paid in cash or  reinvested  in  additional  shares of the Fund (or of another  fund).  Shareholders  receiving a  distribution  in the form of additional  shares will be treated as receiving a  distribution  in an amount  equal to the fair market  value of the shares  received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct, certified taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).

Dividend  Reinvestment  in  Another  Fund.  Shareholders  of the  Fund  may  elect to  reinvest  all  dividends  and/or  capital  gains distributions  in Class A shares of any of the other  Oppenheimer  funds  listed  above.  Reinvestment  will be made at net asset value without  sales  charge.  To elect this option,  the  shareholder  must notify the  Transfer  Agent in writing and must have an existing account in the fund  selected  for  reinvestment.  Otherwise,  the  shareholder  first must  obtain a  prospectus  for that fund and an application  from the  Distributor to establish an account.  The investment  will be made at the net asset value per share in effect at the close of business on the payable  date of the  dividend or  distribution.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions  that have a sales agreement with  OppenheimerFunds  Distributor,  Inc.,  a subsidiary  of the Manager that acts as the Fund's  Distributor.  The  Distributor  also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer  Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent,  is a division of the Manager.  It is  responsible  for maintaining  the Fund's  shareholder  registry and  shareholder  accounting  records,  and for paying  dividends and  distributions  to shareholders.  It also handles shareholder  servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder  servicing agent for the other Oppenheimer funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the Custodian of the Fund's assets.  The  Custodian's  responsibilities  include  safeguarding  and controlling  the Fund's  portfolio  securities  and  handling  the  delivery of such  securities  to and from the Fund.  It will be the practice of the Fund to deal with the Custodian in a manner  uninfluenced by any banking  relationship  the Custodian may have with the
Manager and its  affiliates.  The Fund's cash balances  with the  Custodian in excess of $100,000 are not protected by Federal  deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the  independent  auditors of the Fund.  They audit the Fund's  financial  statements  and perform other related audit services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

                                                                  A-4

INDEPENDENT AUDITORS' REPORT

================================================================================
 The Board of Directors and Shareholders of Oppenheimer Money Market Fund, Inc.:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Money Market Fund, Inc. as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

 KPMG LLP

 Denver, Colorado
 August 21, 2001

18 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  July 31, 2001

                                                          Principal          Value
                                                             Amount     See Note 1
==================================================================================

 Certificates of Deposit--8.7%
----------------------------------------------------------------------------------
 Domestic Certificates of Deposit--2.7%
 Firstar Bank NA:
 3.82%, 11/7/01                                         $10,000,000   $ 10,000,000
----------------------------------------------------------------------------------
 Northern Trust Co.:
 5.12%, 8/13/01                                          25,000,000     25,000,081
 5.14%, 8/20/01                                          22,000,000     22,000,057
                                                                      ------------
                                                                        57,000,138

----------------------------------------------------------------------------------
 Yankee Certificates of Deposit--6.0%
 Bank of Scotland Treasury:
 3.55%, 11/20/01                                         34,000,000     33,627,842
----------------------------------------------------------------------------------
 BNP Paribas, Chicago:
 3.60%, 9/26/01                                          10,000,000     10,000,000
 3.64%, 9/20/01                                           4,000,000      4,000,000
----------------------------------------------------------------------------------
 Credit Suisse First Boston, Inc.
 (gtd. by Credit Suisse Group):
 3.60%, 10/16/01                                         20,000,000     20,000,000
----------------------------------------------------------------------------------
 Dresdner Bank AG:
 5.14%, 8/22/01                                          15,000,000     15,000,000
 5.24%, 9/17/01                                           8,000,000      8,001,724
----------------------------------------------------------------------------------
 Merita Bank plc, New York:
 4.66%, 10/18/01                                         12,000,000     12,000,000
----------------------------------------------------------------------------------
 Toronto Dominion Bank:
 3.77%, 9/13/01                                          10,000,000     10,000,000
----------------------------------------------------------------------------------
 Toronto Dominion Bank, New York:
 3.61%, 1/31/02                                          15,000,000     15,000,613
                                                                      ------------
                                                                       127,630,179
                                                                      ------------
 Total Certificates of Deposit (Cost $184,630,317)                     184,630,317

==================================================================================
 Direct Bank Obligations--5.0%

 Bank of Scotland Treasury:
 3.565%, 9/27/01                                         15,000,000     14,915,331
----------------------------------------------------------------------------------
 National Bank of Commerce, Tennessee:
 3.814%, 8/28/01(1)                                      26,000,000     26,000,000
 3.83%, 8/20/01(1)                                       15,000,000     14,997,000
----------------------------------------------------------------------------------
 Nationwide Building Society:
 3.57%, 10/24/01                                         25,000,000     24,791,750
 3.63%, 10/10/01                                         15,000,000     14,894,125
 5.04%, 8/6/01                                           10,000,000      9,993,000
                                                                      ------------
 Total Direct Bank Obligations (Cost $105,591,206)                     105,591,206

                                                          Principal          Value
                                                             Amount     See Note 1
==================================================================================
 Letters of Credit--5.7%

 Abbey National plc, guaranteeing commercial paper
 of Abbey National North America:
 3.59%, 9/17/01                                         $ 1,900,000   $  1,891,095
 3.745%, 9/28/01                                         55,000,000     54,668,152
----------------------------------------------------------------------------------
 Chase Manhattan Bank, guaranteeing commercial paper
 of NATC California LLC:
 3.57%, 10/26/01-10/29/01                                40,000,000     39,652,916
----------------------------------------------------------------------------------
 Deutsche Bank AG, guaranteeing commercial paper
 of Deutsche Bank Financial, Inc.:
 4.48%, 10/22/01                                         25,000,000     24,744,889
                                                                      ------------
 Total Letters of Credit (Cost $120,957,052)                           120,957,052

==================================================================================
 Short-Term Notes--68.4%
----------------------------------------------------------------------------------
 Aerospace/Defense--2.7%
 BAE Systems Holdings, Inc.:
 3.60%, 8/29/01(2)                                       10,000,000      9,972,000
 3.66%, 9/12/01(2)                                       48,980,000     48,773,542
                                                                      ------------
                                                                        58,745,542

----------------------------------------------------------------------------------
 Asset-Backed--21.3%
 Aspen Funding Corp.:
 3.93%, 8/15/01(2)                                       30,000,000     29,954,150
----------------------------------------------------------------------------------
 Asset Portfolio Funding:
 3.73%, 10/3/01(2)                                       32,000,000     31,791,120
----------------------------------------------------------------------------------
 Breeds Hill Capital Co. LLC, Series A:
 3.65%, 10/10/01(2)                                      15,000,000     14,893,542
 3.95%, 8/1/01(2)                                        43,770,000     43,770,000
----------------------------------------------------------------------------------
 Charta Corp.:
 3.67%, 10/15/01(2)                                      19,000,000     18,854,729
 3.785%, 9/7/01(2)                                       25,000,000     24,902,746
 3.88%, 8/30/01(2)                                       20,000,000     19,937,489
----------------------------------------------------------------------------------
 Check Point Charlie, Inc.:
 3.78%, 9/6/01(2)                                        10,000,000      9,962,200
 3.86%, 9/4/01(2)                                        10,000,000      9,963,733
 4.88%, 8/24/01(2)                                       15,000,000     14,953,233
----------------------------------------------------------------------------------
 Galaxy Funding, Inc.:
 5.05%, 8/17/01(2)                                       12,000,000     11,973,067
----------------------------------------------------------------------------------
 GOVCO, Inc.:
 3.74%, 9/13/01(2)                                       26,000,000     25,886,026
 3.96%, 8/23/01(2)                                       25,000,000     24,939,500
----------------------------------------------------------------------------------
 Greyhawk Funding LLC:
 3.58%, 10/25/01(2)                                      25,000,000     24,788,680
 3.88%, 8/29/01(2)                                       25,000,000     24,924,556
----------------------------------------------------------------------------------
 Lexington Parker Capital Co. LLC:
 3.78%, 12/3/01(2)                                        5,000,000      4,934,900

STATEMENT OF INVESTMENTS  Continued

                                                          Principal          Value
                                                             Amount     See Note 1
----------------------------------------------------------------------------------
 Asset-Backed Continued
 New Center Asset Trust:
 4.24%, 8/20/01                                         $25,000,000   $ 24,944,056
----------------------------------------------------------------------------------
 Scaldis Capital LLC:
 3.75%, 10/15/01(2)                                      13,000,000     12,900,062
 4.54%, 10/5/01(2)                                       10,000,000      9,918,028
----------------------------------------------------------------------------------
 Sheffield Receivables Corp.:
 3.94%, 11/21/01(2)                                       6,270,000      6,193,144
----------------------------------------------------------------------------------
 Variable Funding Capital Corp.:
 3.72%, 10/5/01(2)                                       30,000,000     29,798,500
----------------------------------------------------------------------------------
 Victory Receivables Corp.:
 3.70%, 9/18/01(2)                                        7,500,000      7,463,000
 3.98%, 8/13/01(2)                                       25,100,000     25,066,701
                                                                      ------------
                                                                       452,713,162

----------------------------------------------------------------------------------
 Banks--0.7%
 Wells Fargo & Co.:
 4.91%, 9/14/01                                          15,000,000     14,909,983
----------------------------------------------------------------------------------
 Beverages--1.8%
 Coca Cola Enterprises, Inc.:
 3.58%, 9/11/01(2)                                       23,670,000     23,573,492
 3.70%, 10/17/01(2)                                      15,000,000     14,881,292
                                                                      ------------
                                                                        38,454,784

----------------------------------------------------------------------------------
 Broker/Dealers--6.8%
 Banc of America Securities LLC:
 4.075%, 8/1/01(1)                                       50,000,000     50,000,000
----------------------------------------------------------------------------------
 Goldman Sachs Group LP, Promissory Note:
 3.75%, 12/6/01(3)                                       15,000,000     15,000,000
 3.86%, 12/3/01(3)                                       20,000,000     20,000,000
 3.88%, 12/10/01(3)                                       9,500,000      9,500,000
 3.91%, 12/7/01(3)                                       10,000,000     10,000,000
----------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co.:
 3.94%, 8/28/01(1)                                       10,000,000     10,000,000
----------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co. (Masternote Facility):
 3.875%, 8/1/01(1)                                       30,000,000     30,000,000
                                                                      ------------
                                                                       144,500,000

----------------------------------------------------------------------------------
 Chemicals--0.7%
 Henkel Corp. (gtd. by Henkel KGAA):
 5.02%, 8/15/01(2)                                       15,000,000     14,970,717

                                                          Principal          Value
                                                             Amount     See Note 1
----------------------------------------------------------------------------------
 Commercial Finance--5.9%
 CIT Group, Inc.:
 3.615%, 8/31/01                                        $13,000,000   $ 12,960,837
 4.416%, 8/2/01(1)                                       35,000,000     35,000,000
 5%, 8/3/01                                              12,000,000     11,996,667
----------------------------------------------------------------------------------
 Countrywide Home Loans, Series I:
 4.125%, 8/24/01(1)                                      12,000,000     11,995,868
----------------------------------------------------------------------------------
 Countrywide Home Loans, Series J:
 4.02%, 8/7/01(1)                                        20,000,000     19,994,944
----------------------------------------------------------------------------------
 Homeside Lending, Inc.:
 3.72%, 9/12/01                                          20,000,000     19,913,200
 3.77%, 9/6/01                                           14,000,000     13,947,360
                                                                      ------------
                                                                       125,808,876

----------------------------------------------------------------------------------
 Consumer Finance--2.3%
 American Express Credit Corp.:
 4%, 8/31/01                                             25,000,000     24,916,667
----------------------------------------------------------------------------------
 American General Finance Corp.:
 3.55%, 11/26/01                                         23,500,000     23,228,869
                                                                      ------------
                                                                        48,145,536

----------------------------------------------------------------------------------
 Diversified Financial--7.6%
 GE Capital International Funding, Inc.
 (gtd. by General Electric Capital Corp.):
 3.64%, 10/10/01(2)                                      18,000,000     17,872,600
----------------------------------------------------------------------------------
 General Electric Capital Corp.:
 4.95%, 9/10/01                                          20,000,000     19,890,000
----------------------------------------------------------------------------------
 General Electric Capital Services:
 5.08%, 8/13/01                                          25,000,000     24,957,667
----------------------------------------------------------------------------------
 Household Finance Corp.:
 3.57%, 9/20/01                                          13,000,000     12,935,722
 3.63%, 10/16/01                                         25,000,000     24,808,417
 3.90%, 8/23/01                                          18,000,000     17,957,100
 3.99%, 9/7/01(1)                                         5,000,000      5,000,000
----------------------------------------------------------------------------------
 Prudential Funding LLC:
 3.94%, 10/15/01                                         18,000,000     17,852,250
----------------------------------------------------------------------------------
 Verizon Network Funding:
 3.66%, 9/26/01                                          20,000,000     19,886,133
                                                                      ------------
                                                                       161,159,889

----------------------------------------------------------------------------------
 Healthcare/Drugs--2.2%
 American Home Products:
 3.69%, 10/3/01(2)                                       10,000,000      9,935,425
 3.80%, 9/24/01(2)                                       15,000,000     14,915,625
 3.95%, 8/9/01(2)                                        21,500,000     21,481,128
                                                                      ------------
                                                                        46,332,178

STATEMENT OF INVESTMENTS  Continued

                                                          Principal          Value
                                                             Amount     See Note 1
----------------------------------------------------------------------------------
 Insurance--8.3%
 AIG Life Insurance Co.:
 3.835%, 8/1/01(1,3)                                    $20,000,000   $ 20,000,000
----------------------------------------------------------------------------------
 American General Corp.:
 3.61%, 9/17/01                                          15,000,000     14,929,304
----------------------------------------------------------------------------------
 ING America Insurance Holdings, Inc.:
 3.89%, 8/20/01                                          10,000,000      9,979,205
----------------------------------------------------------------------------------
 Jackson National Life Insurance Co.:
 3.85%, 8/1/01(1)                                         2,000,000      2,000,000
 4%, 9/1/01(1)                                           30,000,000     30,000,000
----------------------------------------------------------------------------------
 Metropolitan Life Insurance Co.:
 3.885%, 8/1/01(1)                                       33,000,000     33,000,000
----------------------------------------------------------------------------------
 Pacific Life Insurance Co.:
 3.855%, 8/1/01(1,3)                                     20,000,000     20,000,000
----------------------------------------------------------------------------------
 Prudential Life Insurance Co.:
 3.836%, 10/1/01(1)                                      25,000,000     25,000,000
----------------------------------------------------------------------------------
 Travelers Insurance Co.:
 3.771%, 10/5/01(1,3)                                    10,000,000     10,000,000
----------------------------------------------------------------------------------
 ZCM Matched Funding Corp.:
 3.66%, 9/14/01(2)                                       12,616,000     12,559,564
                                                                      ------------
                                                                       177,468,073

----------------------------------------------------------------------------------
 Metals/Mining--0.6%
 Rio Tinto Ltd. (gtd. by Rio Tinto plc
 & Rio Tinto Ltd.):
 3.92%, 8/17/01(2)                                       12,630,000     12,607,996
----------------------------------------------------------------------------------
 Photography--0.3%
 Eastman Kodak Co.:
 3.99%, 8/20/01                                           6,000,000      5,987,428
----------------------------------------------------------------------------------
 Special Purpose Financial--5.5%
 K2 (USA) LLC:
 3.95%, 11/20/01(2)                                       6,000,000      5,926,925
----------------------------------------------------------------------------------
 Lone Star Funding LLC:
 3.65%, 9/21/01(4)                                       11,000,000     10,943,121
 3.71%, 10/9/01(2)                                       35,000,000     34,751,121
----------------------------------------------------------------------------------
 MONET Trust, Series 2000-1:
 3.77%, 9/27/01(1,3)                                      5,000,000      5,000,000
----------------------------------------------------------------------------------
 Sigma Finance, Inc.:
 3.69%, 10/3/01(2)                                        7,000,000      6,954,797
 5.05%, 8/16/01(2)                                       22,500,000     22,455,490
 5.06%, 8/14/01(2)                                       25,000,000     24,954,319
----------------------------------------------------------------------------------
 Zurich Trust Certificates, Series ZTC-2T:
 3.90%, 10/24/01(1,3)                                     6,000,000      6,000,000
                                                                      ------------
                                                                       116,985,773

                                                          Principal            Value
                                                             Amount       See Note 1
------------------------------------------------------------------------------------
 Telecommunications: Technology--1.7%
 Cingular Wireless LLC:
 3.62%, 10/3/01(2)                                      $10,000,000   $    9,936,650
 3.80%, 9/10/01(2)                                       16,800,000       16,731,307
------------------------------------------------------------------------------------
 Vodafone AirTouch plc:
 3.987%, 9/19/01(1,3)                                    10,000,000       10,003,526
                                                                      --------------
                                                                          36,671,483
                                                                      --------------
 Total Short-Term Notes (Cost $1,455,461,420)                          1,455,461,420

====================================================================================
 U.S. Government Agencies--12.2%

 Federal Farm Credit Bank:
 6.10%, 9/24/01                                          20,000,000       20,038,371
------------------------------------------------------------------------------------
 Federal Home Loan Bank:
 5.875%, 9/17/01                                         15,000,000       15,034,151
 6%, 11/15/01                                            17,500,000       17,599,155
 6.75%, 2/15/02                                          25,000,000       25,343,539
------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 3.52%, 11/1/01                                          50,000,000       49,550,222
 3.62%, 10/11/01                                         20,000,000       19,857,211
 3.63%, 10/4/01                                          22,976,000       22,828,137
 4.15%, 5/15/02                                          20,000,000       19,984,375
 4.75%, 12/14/01                                         25,000,000       25,069,213
------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 6.02%, 12/20/01                                         25,000,000       25,190,470
 6.40%, 12/21/01                                         20,000,000       20,182,842
                                                                      --------------
 Total U.S. Government Agencies (Cost $260,677,686)                      260,677,686
------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $2,127,317,681)            100.0%   2,127,317,681
------------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                0.0          729,695
                                                        ----------------------------
 Net Assets                                                   100.0%  $2,128,047,376
                                                        ============================

Footnotes to Statement of Investments

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable rate security.
2. Security issued in an exempt transaction without registration under the
Securities Act of 1933. Such securities amount to $751,023,096, or 35.29% of the
Fund's net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.
3. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial
Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Directors. These securities amount to $10,943,121, or 0.51% of the Fund's net assets as of July 31, 2001.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABLITIES  July 31, 2001

==================================================================================
 Assets

 Investments, at value (cost $2,127,317,681)
 --see accompanying statement                                       $2,127,317,681
----------------------------------------------------------------------------------
 Cash                                                                    5,401,679
----------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of capital stock sold                                           10,800,452
 Interest                                                                6,179,123
 Other                                                                     262,219
                                                                    --------------
 Total assets                                                        2,149,961,154

==================================================================================
 Liabilities

 Payables and other liabilities:
 Shares of capital stock redeemed                                       19,615,565
 Dividends                                                               1,726,762
 Directors' compensation                                                   327,954
 Shareholder reports                                                       104,758
 Transfer and shareholder servicing agent fees                              89,460
 Other                                                                      49,279
                                                                    --------------
 Total liabilities                                                      21,913,778

==================================================================================
 Net Assets                                                         $2,128,047,376
                                                                    ==============

==================================================================================
 Composition of Net Assets

 Par value of shares of capital stock                               $  212,813,914
----------------------------------------------------------------------------------
 Additional paid-in capital                                          1,915,175,445
----------------------------------------------------------------------------------
 Accumulated net realized gain (loss) on investment transactions            58,017
                                                                    --------------
 Net assets--applicable to 2,128,139,136 shares of capital
 stock outstanding                                                  $2,128,047,376
                                                                    ==============

==================================================================================
 Net Asset Value, Redemption Price and Offering Price Per Share              $1.00
                                                                             =====

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2001

==================================================================================
 Investment Income

 Interest                                                             $114,646,343

==================================================================================
 Expenses

 Management fees                                                         8,118,471
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                           3,645,823
----------------------------------------------------------------------------------
 Shareholder reports                                                       772,357
----------------------------------------------------------------------------------
 Insurance expenses                                                        518,274
----------------------------------------------------------------------------------
 Directors' compensation                                                   172,538
----------------------------------------------------------------------------------
 Custodian fees and expenses                                                36,311
----------------------------------------------------------------------------------
 Other                                                                     231,910
                                                                      ------------
 Total expenses                                                         13,495,684
 Less reduction to custodian expenses                                      (47,683)
                                                                      ------------
 Net expenses                                                           13,448,001

==================================================================================
 Net Investment Income                                                 101,198,342

==================================================================================
 Net Realized Gain (Loss) on Investments                                    15,568

==================================================================================
 Net Increase in Net Assets Resulting from Operations                 $101,213,910
                                                                      ============

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended July 31,                                           2001           2000
==================================================================================

 Operations

 Net investment income (loss)                        $  101,198,342 $   90,249,544
----------------------------------------------------------------------------------
 Net realized gain (loss)                                    15,568            106
                                                     -----------------------------
 Net increase (decrease) in net assets
 resulting from operations                              101,213,910     90,249,650

==================================================================================
 Dividends and/or Distributions to Shareholders        (101,198,342)   (90,249,544)

==================================================================================
 Capital Stock Transactions

 Net increase (decrease) in net assets resulting from
 capital stock transactions                             316,422,886    315,163,290

==================================================================================
 Net Assets

 Total increase                                         316,438,454    315,163,396
----------------------------------------------------------------------------------
 Beginning of period                                  1,811,608,922  1,496,445,526
                                                     -----------------------------
 End of period                                       $2,128,047,376 $1,811,608,922
                                                     =============================

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

 Year Ended July 31,                                      2001          2000          1999          1998          1997
======================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                    $1.00         $1.00         $1.00         $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income and net realized gain               .05           .05           .05           .05           .05
 Dividends and/or distributions to shareholders           (.05)         (.05)         (.05)         (.05)         (.05)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $1.00         $1.00         $1.00         $1.00         $1.00
                                                         =============================================================

======================================================================================================================
 Total Return(1)                                          5.32%         5.38%         4.61%         5.03%         4.83%

======================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                $2,128        $1,812        $1,496        $1,195        $1,014
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                       $1,968        $1,712        $1,371        $1,114        $1,011
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                    5.14%         5.27%         4.51%         4.89%         4.73%
 Expenses                                                 0.68%         0.78%         0.78%         0.87%(3)      0.87%(3)

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

================================================================================
 1. Significant Accounting Policies
 Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the
 Investment Company Act of 1940, as amended, an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
 Directors' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended July 31, 2001, the Fund's projected benefit obligations were increased by $107,238 and payments of $10,320 were made to retired directors, resulting in an accumulated liability of $319,649 as of July 31, 2001.
    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the
 Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
 2. Capital Stock
 The Fund has authorized 5 billion shares of $.10 par value capital stock.
 Transactions in shares of capital stock were as follows:

                                    Year Ended July 31, 2001             Year Ended July 31, 2000
                                   Shares             Amount            Shares             Amount
-------------------------------------------------------------------------------------------------

 Sold                       6,415,157,863    $ 6,415,157,863     5,480,169,730    $ 5,480,169,730
 Dividends and/or
 distributions reinvested      96,411,977         96,411,977        85,045,783         85,045,783
 Redeemed                  (6,195,146,954)    (6,195,146,954)   (5,250,052,223)    (5,250,052,223
                           ----------------------------------------------------------------------
 Net increase (decrease)      316,422,886    $   316,422,886       315,163,290    $   315,163,290
                           ======================================================================

================================================================================
 3. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million, and 0.375% of net assets in excess of $1.5 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the lesser of 1% of average annual net assets of the Fund or 25% of the total annual investment income of the Fund. The Fund's management fee for the year ended July 31, 2001, was an annualized rate of 0.41%.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS an agreed-upon per account fee.

================================================================================
 4. Illiquid Securities
 As of July 31, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July
 31, 2001, was $125,503,526, which represents 5.90% of the Fund's net assets.

                                                              Appendix A

---------------------------------------------------------------------------------------------------------------------------------------
                                                   Description of Securities Ratings
---------------------------------------------------------------------------------------------------------------------------------------

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized
Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short Term Debt Ratings.

Moody's Investors Service, Inc.  ("Moody's")
---------------------------------------------------------------------------------------------------------------------------------------

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

         Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Rating Services ("S&P")
---------------------------------------------------------------------------------------------------------------------------------------

The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days)
assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P's ratings for Municipal Notes due in three years or less are:
-----------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+)
designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example,
"SP-1+/A-1+").

Fitch, Inc. ("Fitch")
---------------------------------------------------------------------------------------------------------------------------------------

("Fitch"): Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Long Term Debt Ratings.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

---------------------------------------------------------------------------------------------------------------------------------------
Moody's Investors Service, Inc.  ("Moody's")

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

         Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier
"3" indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Rating Services ("S&P")
---------------------------------------------------------------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

---------------------------------------------------------------------------------------------------------------------------------------
Fitch, Inc. ("Fitch")

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

                                                                  B-1
                                                              Appendix B

---------------------------------------------------------------------------------------------------------------------------------------
                                              Industry Classifications
---------------------------------------------------------------------------------------------------------------------------------------

Aerospace/Defense                                           Household Products
Air Freight & Couriers                                      Industrial Congolomerates
Airlines                                                    Insurance
Asset Backed Securities                                     Internet & Catalog Retail
Auto Components                                             Internet Software & Services
Automobiles                                                 Information Technology Consulting & Services
Banks                                                       Leasing & Factoring
Beverages                                                   Leisure Equipment & Products
Biotechnology                                               Machinery
Broker-Dealers                                              Marine
Building Products                                           Media
Chemicals                                                   Metals & Mining
Commercial Finance                                          Multiline Retails
Commercial Services & Supplies                              Multi-Utilities
Communication Equipment                                     Municipal
Computers & Peripherals                                     Office Electronics
Construction & Engineering                                  Oil & Gas
Construction Materials                                      Paper & Forest Products
Consulting & Services                                       Personal Products
Consumer Services                                           Pharmaceuticals
Containers & Packaging                                      Real Estate
Distributors                                                Repurchase Agreements
Diversified Financials                                      Road & Rail
Diversified Telecommunication Services                      Semiconductor Equipment & Products
Electric Utilities                                          Software
Electrical Equipment                                        Special Purpose Financials
Electronic Equipment & Instruments                          Specialty Retail
Energy Equipment & Services                                 Textiles & Apparel
Food & Drug Retailing                                       Tobacco
Food Products                                               Trading Companies & Distributors
Foreign Government                                          Transportation Infrastructure
Gas Utilities                                               U.S.   Government   Agencies  -  Full  Faith  and  Credit
                                                            Agencies - Government Sponsored Enterprises
Health Care Equipment & Supplies                            U.S. Government Instrumentalities
Health Care Providers & Services                            U.S. Government Obligations
Hotels Restaurants & Leisure                                Water Utilities
Household Durables                                          Wireless Telecommunication Sercices

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Oppenheimer Money Market Fund, Inc.
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Internet Website:
WWW.OPPENHEIMERFUNDS.COM
------------------------

Investment Advisor
OppenheimerFunds, Inc.
498 Seventh Avenue
New York, NY 10018

Distributor
OppenheimerFunds Distributor, Inc.
498 Seventh Avenue
New York, NY 10018

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.525.7048

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
KPMG LLP
707 Seventeenth Street
Denver, Colorado  80202

Legal Counsel
Mayer, Brown, Rowe & Maw
1675 Broadway
New York, New York 10019-5820